Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstarct]
LEASES

NOTE 6:- LEASES

As of December 31, 2023 the Company is a party to two lease agreements for its facilities in Israel until October 2024. The Company has the option to extend the agreements for additional periods until October 2027. In addition, the Company also leases vehicles under various operating leases, the latest of which expires in 2024.

Aggregate lease payments for the right of use assets over the remaining lease period as of December 31, 2023, are as follows:

December 31,
2023

2024	$130,690
2025	128,283
2026	128,283
2027	106,865

Total undiscounted cash flows	494,121
Less - imputed interest	43,260

Present value of operating lease liabilities	$450,861

The weighted-average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2023:

Weighted-average remaining lease term (years)	3.81

Weighted-average discount rate	5.08%

The weighted-average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2022:

Weighted-average remaining lease term (years)	4.7

Weighted-average discount rate	5.08%

Total cash payments for operating leases for the years ended December 31, 2023, 2022 and 2021 were $96,910, $126,966 and $56,040, respectively.

Total rent expenses for the years ended December 31, 2023, 2022 and 2021 were $153,833, $117,314 and $78,125, respectively.